ACCRUED AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued and Other Liabilities
Payable to Ambow Online (Note 26)			¥ 25,532
Business tax, VAT and others		¥ 42,469	41,147
Payable balance with indemnity by Xihua Group (Note 7(i)		49,800	49,800
Accrual for rental			43,147
Payable to Zhenjiang Foreign Language School (Note 7(ii))		36,770	36,770
Accrued payroll and welfare		32,189	28,767
Professional service fees payable		898	2,801
Receipt in advance		9,626	9,431
Amounts due to students		6,650	5,995
Lawsuit penalty payable		2,592	2,453
Others		11,963	10,482
Total	$ 27,717	¥ 192,957	¥ 256,325